Janus Henderson Global Value Fund

Schedule of Investments (unaudited)

June 30, 2020

Shares or Principal Amounts		Value
Common Stocks – 95.6%
Aerospace & Defense – 2.6%
BAE Systems PLC	370,710	$2,216,994
Meggitt PLC	144,739	526,813
		2,743,807
Automobiles – 5.5%
Bayerische Motoren Werke AG	33,179	2,113,629
Honda Motor Co Ltd	102,500	2,620,854
Hyundai Motor Co	12,958	1,065,101
		5,799,584
Banks – 5.7%
Bank of Ireland Group PLC*	309,662	633,515
Fifth Third Bancorp	85,819	1,654,590
Lloyds Banking Group PLC	2,172,955	838,119
Royal Bank of Scotland Group PLC	252,578	379,832
Wells Fargo & Co	98,378	2,518,477
		6,024,533
Beverages – 3.3%
Coca-Cola Co	19,809	885,066
Diageo PLC	15,590	517,408
PepsiCo Inc	11,215	1,483,296
Stock Spirits Group PLC	198,966	576,772
		3,462,542
Chemicals – 0.5%
Tikkurila Oyj	40,193	559,231
Commercial Services & Supplies – 1.1%
Daiseki Co Ltd	15,300	407,527
Loomis AB - Class B*	24,815	592,224
Secom Joshinetsu Co Ltd	5,795	186,604
		1,186,355
Communications Equipment – 0.7%
Cisco Systems Inc	15,439	720,075
Consumer Finance – 1.7%
Synchrony Financial	83,842	1,857,939
Containers & Packaging – 1.4%
Amcor PLC	98,547	992,725
Fuji Seal International Inc	27,700	538,626
		1,531,351
Diversified Consumer Services – 0.1%
Shingakukai Holdings Co Ltd	21,621	101,643
Diversified Telecommunication Services – 3.0%
Bharti Infratel Ltd	511,586	1,502,644
Singapore Telecommunications Ltd	947,000	1,675,084
		3,177,728
Electric Utilities – 5.0%
Alliant Energy Corp	32,587	1,558,962
Endesa SA	33,842	832,861
Exelon Corp	41,730	1,514,382
PPL Corp	53,011	1,369,804
		5,276,009
Electrical Equipment – 0.4%
Cosel Co Ltd	47,246	410,656
Electronic Equipment, Instruments & Components – 0.8%
Hirose Electric Co Ltd	7,600	833,214
Equity Real Estate Investment Trusts (REITs) – 3.5%
Public Storage	19,282	3,700,023
Food & Staples Retailing – 0.5%
Qol Holdings Co Ltd	53,700	562,932
Food Products – 4.1%
Danone SA*	33,879	2,340,895
Nestle SA (REG)	18,018	1,991,067
		4,331,962
Health Care Equipment & Supplies – 0.8%
Hogy Medical Co Ltd	18,000	553,926
Paramount Bed Holdings Co Ltd	7,200	293,154
		847,080
Health Care Providers & Services – 1.4%
BML Inc	34,600	904,491
Toho Holdings Co Ltd	30,800	573,189
		1,477,680

Shares or Principal Amounts		Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 1.2%
Grand Korea Leisure Co Ltd	44,858	$484,707
Kangwon Land Inc	46,558	839,925
		1,324,632
Household Products – 0.6%
Procter & Gamble Co	4,997	597,491
Industrial Conglomerates – 1.8%
CK Hutchison Holdings Ltd	167,000	1,070,586
Honeywell International Inc	5,945	859,588
		1,930,174
Information Technology Services – 3.0%
Cognizant Technology Solutions Corp	47,662	2,708,155
Transcosmos Inc	22,300	515,544
		3,223,699
Insurance – 4.8%
Chubb Ltd	11,877	1,503,866
Hartford Financial Services Group Inc	40,232	1,550,944
RenaissanceRe Holdings Ltd	8,433	1,442,296
Sompo Holdings Inc	19,100	656,935
		5,154,041
Interactive Media & Services – 4.9%
Alphabet Inc - Class A*	3,689	5,231,187
Machinery – 3.6%
ANDRITZ AG*	23,345	848,941
Asahi Diamond Industrial Co Ltd	31,300	142,233
Ebara Corp	33,800	792,235
Fukushima Industries Corp	12,600	399,093
GEA Group AG	30,061	948,626
Hoshizaki Corp	8,000	685,599
		3,816,727
Metals & Mining – 0.9%
Yamato Kogyo Co Ltd	48,300	983,668
Oil, Gas & Consumable Fuels – 1.8%
BP PLC (ADR)	31,811	741,833
Exxon Mobil Corp	17,824	797,089
Royal Dutch Shell PLC	26,509	421,750
		1,960,672
Personal Products – 3.3%
CLIO Cosmetics Co Ltd	20,516	339,137
Unilever NV	58,773	3,116,787
		3,455,924
Pharmaceuticals – 16.3%
GlaxoSmithKline PLC	44,973	911,090
Johnson & Johnson	34,041	4,787,186
Novartis AG	24,709	2,147,548
Pfizer Inc	135,972	4,446,284
Roche Holding AG	6,086	2,107,721
Sanofi	29,199	2,970,430
		17,370,259
Professional Services – 0.6%
Bureau Veritas SA*	29,040	611,799
Real Estate Management & Development – 1.7%
CK Asset Holdings Ltd	170,475	1,013,750
Foxtons Group PLC*	563,059	268,317
LSL Property Services PLC	213,523	528,931
		1,810,998
Software – 4.4%
Oracle Corp	83,893	4,636,766
Specialty Retail – 0.3%
Lookers PLC	732,124	190,365
Vertu Motors PLC	413,515	125,916
		316,281
Textiles, Apparel & Luxury Goods – 1.2%
Cie Financiere Richemont SA	19,537	1,244,425
Tobacco – 0.9%
Scandinavian Tobacco Group A/S (144A)	67,213	990,934
Trading Companies & Distributors – 0.5%
Travis Perkins PLC	36,843	513,021
Transportation Infrastructure – 0.6%
Aena SME SA (144A)*	5,136	683,688
Wireless Telecommunication Services – 1.1%
Vodafone Group PLC	758,703	1,209,599
Total Common Stocks (cost $100,019,008)		101,670,329

Shares or Principal Amounts		Value
Repurchase Agreements – 4.0%
ING Financial Markets LLC, Joint repurchase agreement, 0.0500%, dated 6/30/20, maturing 7/1/20 to be repurchased at $4,200,006 collateralized by $4,187,479 in U.S. Treasuries 0.1250% - 2.7500%, 1/15/22 - 2/15/41 with a value of $4,284,009 (cost $4,200,000)	$4,200,000	$4,200,000
Total Investments (total cost $104,219,008) – 99.6%		105,870,329
Cash, Receivables and Other Assets, net of Liabilities – 0.4%		474,432
Net Assets – 100%		$106,344,761

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$51,016,191	48.2%
Japan	12,162,123	11.5
United Kingdom	9,966,760	9.4
Switzerland	7,490,761	7.1
France	5,923,124	5.6
Netherlands	3,116,787	2.9
Germany	3,062,255	2.9
South Korea	2,728,870	2.6
Hong Kong	2,084,336	2.0
Singapore	1,675,084	1.6
Spain	1,516,549	1.4
India	1,502,644	1.4
Denmark	990,934	0.9
Austria	848,941	0.8
Ireland	633,515	0.6
Sweden	592,224	0.6
Finland	559,231	0.5

Total	$105,870,329	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2020 is $1,674,622, which represents 1.6% of net assets.

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks

Banks	$4,173,067	$1,851,466	$-
Beverages	2,368,362	1,094,180	-
Communications Equipment	720,075	-	-
Consumer Finance	1,857,939	-	-
Electric Utilities	4,443,148	832,861	-
Equity Real Estate Investment Trusts (REITs)	3,700,023	-	-
Household Products	597,491	-	-
Industrial Conglomerates	859,588	1,070,586	-
Information Technology Services	2,708,155	515,544	-
Insurance	4,497,106	656,935	-
Interactive Media & Services	5,231,187	-	-
Oil, Gas & Consumable Fuels	1,538,922	421,750	-
Pharmaceuticals	9,233,470	8,136,789	-
Software	4,636,766	-	-
All Other	-	40,524,919	-
Repurchase Agreements	-	4,200,000	-
Total Assets	$46,565,299	$59,305,030	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.